Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The components of cash and cash equivalents at December 31, 2023, and 2022 are as follows:

	12/31/2023	12/31/2022
Cash and cash equivalents	3,059	2,537
Short-term investments	8,339	5,478
Total	11,398	8,015

Short-term investments in the Group consist of liquid investments earning interest based on 101% of CDI for both years ended December 31, 2023, and 2022. The short-term investments may be redeemed at any time, at the Company’s request, without substantial modification of its values.